SCHEDULE OF INVENTORY IMPAIRMENT RESERVE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Balance at the beginning of the period	$ 212,638	$ 551,925	$ 268,260	$ 798,046	$ 798,046
Addition	49,620	60,648	49,929	86,073
Deletion	(37,200)	(234,841)	(93,131)	(506,387)	(692,823)	(528,309)
Balance at the end of the period	$ 225,058	$ 377,732	$ 225,058	$ 377,732	$ 268,260	$ 798,046